Note 6 - Disclosures to the Consolidated Statements of Income or Loss - General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Professional services	€ 7,730	€ 7,030	€ 4,830
Personnel expenses	6,001	4,574	9,148
Insurance	3,478	308	16
Impairment	0	1,965	0
Software fees and subscriptions	1,185	207	58
Bank charges	497	181	159
Other	1,132	829	193
Total	20,023	15,094	14,404
CSOP ESOP expenses in general and administration expense [member]
Statement Line Items [Line Items]
Personnel expenses	€ 711	€ 761	€ 7,488